Insurance business	12 Months Ended
Dec. 31, 2019
Insurance Contracts [Abstract]
Insurance business

4	Insurance business

Net insurance premium income
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross insurance premium income	9,353	489	2,266	12,108
Reinsurers’ share of gross insurance premium income	(1,465)	(7)	—	(1,472)
Year ended 31 Dec 2019	7,888	482	2,266	10,636

Gross insurance premium income	8,616	422	2,300	11,338
Reinsurers’ share of gross insurance premium income	(672)	(7)	—	(679)
Year ended 31 Dec 2018	7,944	415	2,300	10,659

Gross insurance premium income	8,424	351	2,027	10,802
Reinsurers’ share of gross insurance premium income	(1,016)	(7)	—	(1,023)
Year ended 31 Dec 2017	7,408	344	2,027	9,779

1	Discretionary participation features.

Net insurance claims and benefits paid and movement in liabilities to policyholders
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross claims and benefits paid and movement in liabilities	11,305	1,217	3,810	16,332
– claims, benefits and surrenders paid	3,783	900	1,921	6,604
– movement in liabilities	7,522	317	1,889	9,728
Reinsurers’ share of claims and benefits paid and movement in liabilities	(1,402)	(4)	—	(1,406)
– claims, benefits and surrenders paid	(411)	(17)	—	(428)
– movement in liabilities	(991)	13	—	(978)
Year ended 31 Dec 2019	9,903	1,213	3,810	14,926

Gross claims and benefits paid and movement in liabilities	8,943	(446)	1,724	10,221
– claims, benefits and surrenders paid	3,852	1,088	1,869	6,809
– movement in liabilities	5,091	(1,534)	(145)	3,412
Reinsurers’ share of claims and benefits paid and movement in liabilities	(605)	191	—	(414)
– claims, benefits and surrenders paid	(311)	(181)	—	(492)
– movement in liabilities	(294)	372	—	78
Year ended 31 Dec 2018	8,338	(255)	1,724	9,807

Gross claims and benefits paid and movement in liabilities	8,894	1,413	2,901	13,208
– claims, benefits and surrenders paid	2,883	1,044	2,002	5,929
– movement in liabilities	6,011	369	899	7,279
Reinsurers’ share of claims and benefits paid and movement in liabilities	(942)	65	—	(877)
– claims, benefits and surrenders paid	(297)	(223)	—	(520)
– movement in liabilities	(645)	288	—	(357)
Year ended 31 Dec 2017	7,952	1,478	2,901	12,331

1	Discretionary participation features.

Liabilities under insurance contracts
		Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	Footnotes	$m	$m	$m	$m
Gross liabilities under insurance contracts at 1 Jan 2019		57,283	5,789	24,258	87,330
Claims and benefits paid		(3,804)	(900)	(1,900)	(6,604)
Increase in liabilities to policyholders		11,326	1,217	3,789	16,332
Exchange differences and other movements	2	519	45	(183)	381
Gross liabilities under insurance contracts at 31 Dec 2019		65,324	6,151	25,964	97,439
Reinsurers’ share of liabilities under insurance contracts		(3,521)	(71)	—	(3,592)
Net liabilities under insurance contracts at 31 Dec 2019		61,803	6,080	25,964	93,847

Gross liabilities under insurance contracts at 1 Jan 2018		52,112	7,548	26,007	85,667
Impact on transition to IFRS 9		(69)	—	—	(69)
Claims and benefits paid		(3,852)	(1,088)	(1,869)	(6,809)
Increase in liabilities to policyholders		8,943	(446)	1,724	10,221
Exchange differences and other movements	2	149	(225)	(1,604)	(1,680)
Gross liabilities under insurance contracts at 31 Dec 2018		57,283	5,789	24,258	87,330
Reinsurers’ share of liabilities under insurance contracts		(2,438)	(68)	—	(2,506)
Net liabilities under insurance contracts at 31 Dec 2018		54,845	5,721	24,258	84,824

1	Discretionary participation features.

2	‘Exchange differences and other movements’ includes movements in liabilities arising from net unrealised investment gains recognised in other comprehensive income.
The key factors contributing to the movement in liabilities to policyholders included movements in the market value of assets supporting policyholder liabilities, death claims, surrenders, lapses, liabilities to policyholders created at the initial inception of the policies, the declaration of bonuses and other amounts attributable to policyholders.